Vanguard Total International Stock Index Fund Expense Example - Institutional Select Prospectus [Member] - Vanguard Total International Stock Index Fund - Institutional Select Shares	Oct. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 5
Expense Example, with Redemption, 3 Years	15
Expense Example, with Redemption, 5 Years	26
Expense Example, with Redemption, 10 Years	$ 59